NET FEE AND COMMISSION INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 730	£ 801	£ 836
Total fee and commission expense	(484)	(505)	(512)
Net fee and commission income	246	296	324
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	474	542	562
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Total fee and commission income	48	47	78
Credit cards
Net Fee And Commission Income [Line Items]
Total fee and commission income	92	94	95
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 116	£ 118	£ 101